OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Sep. 30, 2024
Other Non-current Assets
SCHEDULE OF OTHER ASSETS, NONCURRENT	Other non-current assets consist of the following:
	September 30, 2024	September 30, 2023
Deposits for operating lease	$10,608	$27,558